Consolidated Condensed Interim Statement of Cash Flows (Unaudited) (USD $)	6 Months Ended				12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
(Loss) income for the period	$ 2,399,120	$ (2,798,908)	$ (5,928,256)	$ (14,218,945)	$ (8,290,689)	$ (2,400,363)
Items not affecting cash
Accrued interest	2,091	4,067	4,073	3,947	8,020	7,521
Change in fair value of derivative liability	66,606	166,388	8,466,826	7,142,775	(1,324,051)	(318,502)
Change in fair value of derivative liability due to change in warrant terms	23,658	111,179
Loss on exchange of warrants	(92,843)
Warrants issued for services			124,020		124,020	49,379
Share-based compensation	260,510	893,665	626,279	1,520,487	2,146,766	1,130,240
Change in fair value of derivative liability due to tender offer		(111,179)
Shares issued to Valent for royalty reduction				598,000	598,000
Non-cash derivative issue costs				2,201,008	2,201,008
Units issued for services						180,144
Warrants issued for patents
Prototype drug product
Net income (loss) after adjustments of non-cash items	(2,133,940)	(1,845,967)	(1,784,198)	(2,752,728)	(4,536,926)	(1,351,581)
Changes in non-cash working capital
Taxes and other receivables	(4,510)	1,490	5,832	28,605	34,437	(6,697)
Prepaid expenses	78,770	(63,744)	50,379	(192,484)	(142,105)	(14,581)
Accounts payable and accrued liabilities	11,621	104,449	(290,770)	(246,388)	(537,158)	865,007
Related party payables	(17,301)	(54,070)	(127,432)	(211,315)	(338,747)	(70,183)
Changes in non-cash working capital, net	68,580		(361,991)
Net cash flows from operating activities	(2,065,360)	(1,857,842)	(2,146,189)	(3,374,310)	(5,520,499)	(578,035)
Cash flows from financing activities
Net proceeds from the exercise of warrants	1,266,177	2,480,750
Series A preferred stock dividend	(2,089)
Net proceeds from the issuance of units				9,639,520	9,639,520	671,570
Deferred costs						(90,771)
Net proceeds from the issuance of common shares
Net cash flows from financing activities	1,264,088	2,480,750		9,639,520	9,639,520	580,799
Increase (decrease) in cash and cash equivalents	(801,272)	622,908	(2,146,189)	6,265,210	4,119,021	2,764
Cash and cash equivalents - beginning of period	4,759,711	4,136,803	6,282,992	17,782	17,782	15,018
Cash and cash equivalents - end of period	3,958,439	4,759,711	4,136,803	6,282,992	4,136,803	17,782
Supplementary information
Issuance of preferred shares for the settlement of the loan payable to Valent (note 3)	278,530
Reclassification of derivative liability to equity upon the exercise of Investor Warrants (note 5)	391,422
Reclassification of derivative liability to equity upon the exchange of Investor Warrants (note 5)	(305,112)
Reclassification of derivative liability to equity upon the amendment of Dividend Warrants (note 5)	(975,278)
Reclassification of stock option liability upon the forfeiture of stock options (note 6)	38,038
Issuance of shares for the settlement of accounts payable (notes 7 and 10)						253,050
Issuance of units for the settlement of accounts payable (notes 8 and 10)
Non-cash share issuance costs (note 9)				6,288,594	6,288,594
Cashless exercise of Placement Agent Warrants (note 9)					239,600
Settlement of accounts payable with a loan payable (note 5)
Exercise of CA$0.50 warrants for no additional consideration (note 9)		17,600			241,715
Deferred costs (note 9(f))				$ 90,771	$ 90,771